UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06718

BNY Mellon Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	01/31/2021

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Short Term Income Fund

SEMIANNUAL REPORT January 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from August 1, 2020 through January 31, 2021, as provided by David Bowser, CFA, Nathaniel Hyde, CFA, and Scott Zaleski, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended January 31, 2021, BNY Mellon Short Term Income Fund’s Class D shares produced a total return of 1.48%, and Class P shares produced a total return of 1.46%.1 In comparison, the fund’s benchmark, the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (the “Index”), achieved a total return of 0.39% for the same period.2

Nominal bonds produced marginally positive total returns over the reporting period. The fund outperformed the Index, due in part to overweights to emerging market, corporate and securitized debt.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent, as determined by BNY Mellon Investment Adviser, Inc. This may include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), floating-rate loans (limited to up to 20% of the fund’s net assets) and other floating-rate securities and foreign bonds. Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by BNY Mellon Investment Adviser, Inc. The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

COVID-19 Drives Markets

Risk assets rallied early in the period in response to central bank intervention enacted in the spring to counteract the economic effects of widespread COVID-19 lockdowns and business closures. Investor sentiment also improved as COVID-19 infection rates fell during the summer, and lockdown measures eased, allowing economic activity to pick up in some parts of the world. Emerging market sovereign debt and some high yield debt recovered from March lows. Spreads generally continued to tighten until the fall, when concerns about rising infection rates and renewed economic closures sparked renewed spread widening. However, the tide turned in November, when news of potential viable vaccines surfaced. Investor sentiment lifted, and a strong risk-on rally began, particularly in areas of the market that were hard hit by the pandemic, such as travel and leisure names, and low-quality and distressed debt. In January, the U.S. Treasury yield curve steepened as rates on intermediate- and long-dated debt increased.

Asset Allocation and Security Selection Decisions Contributed

Holding assets in the portfolio with riskier profiles than assets which comprise the Index led to outperformance during the period’s risk-on environment. The fund was overweight emerging market, corporate and securitized debt, which bolstered relative results. In addition, security selection benefited returns. Generally, the portfolio held higher beta, longer duration assets, some of which were slightly more subordinated in the capital structure. These riskier profiles outperformed their more conservative counterparts during most of the six months. The portfolio was also modestly short the U.S. dollar and modestly short U.S. duration. These positions also contributed moderately to results.

During a period of such strong outperformance, few strategies took away from relative results. The portfolio was mildly overweight Australian government debt duration, which underperformed on an absolute basis, dampening results. The portfolio was also overweight the Japanese yen, which underperformed riskier assets during the period and underwent a moderate sell-off during the six months.

During the period, derivatives such as forwards and futures were used to hedge currency and duration risk within the portfolio.

Positioned for a Supportive Environment

The portfolio remains positioned for an environment which we expect will be supportive of risk asset prices. We think near-term inflation will be well contained and foresee loose fiscal and monetary policy for the next year, at a minimum, in the U.S. It is our opinion that these factors should keep these assets well supported. Recently we have looked to moderate the longer duration corporate credit exposure held in the portfolio, as we are cognizant that the accommodative policies will have to wind down eventually.

February 16, 2021

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment returns fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 1, 2021, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, including all securities with a remaining term to final maturity of less than five years. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, call and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

High yield bonds involve increased credit and liquidity risk than higher-rated bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely manner.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assetscompanies.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Short Term Income Fund from August 1, 2020 to January 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2021

	Class D	Class P
Expense paid per $1,000†	$3.30	$3.55
Ending value (after expenses)	$1,014.80	$1,014.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2021

	Class D	Class P
Expense paid per $1,000†	$3.31	$3.57
Ending value (after expenses)	$1,021.93	$1,021.68

†  Expenses are equal to the fund’s annualized expense ratio of .65% for Class D and .70% for Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0%
Advertising - .5%
Lamar Media, Gtd. Notes		3.63	1/15/2031	650,000	[b]	656,500
Aerospace & Defense - 1.5%
General Dynamics, Gtd. Notes		3.25	4/1/2025	620,000		683,475
Raytheon Technologies, Sr. Unscd. Notes		3.20	3/15/2024	300,000		323,670
Rolls-Royce, Gtd. Notes	EUR	2.13	6/18/2021	225,000		274,414
The Boeing Company, Sr. Unscd. Notes		1.88	6/15/2023	325,000		332,075
The Boeing Company, Sr. Unscd. Notes		1.95	2/1/2024	300,000		308,311
					1,921,945
Agriculture - .5%
MHP, Gtd. Notes		7.75	5/10/2024	300,000		328,578
Philip Morris International, Sr. Unscd. Notes		1.13	5/1/2023	300,000		305,191
					633,769
Asset-Backed Certificates - 5.0%
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A		2.39	12/25/2029	322,221	[b]	324,261
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	367,436	[b]	375,434
CLI Funding VI, Ser. 2020-1A, Cl. A		2.08	9/18/2045	176,983	[b]	180,840
CLI Funding VI, Ser. 2020-3A, Cl. A		2.07	10/18/2045	312,813	[b]	319,933
Conn's Receivables Funding, Ser. 2019-A, Cl. A		3.40	10/16/2023	38,347	[b]	38,561
Conn's Receivables Funding, Ser. 2019-B, Cl. A		2.66	6/17/2024	30,972	[b]	30,992
Consumer Loan Underlying Bond CLUB Credit Trust, Ser. 2019-P2, Cl. A		2.47	10/15/2026	100,372	[b]	100,955
Marlette Funding Trust, Ser. 2019-2A, Cl. A		3.13	7/16/2029	113,549	[b]	114,571
MMAF Equipment Finance, Ser. 2017-B, Cl. A3		2.21	10/17/2022	16,635	[b]	16,693
MMAF Equipment Finance, Ser. 2018-A, Cl. A4		3.39	1/10/2025	165,000	[b]	171,060
MVW, Ser. 2020-1A, Cl. A		1.74	10/20/2037	207,696	[b]	212,703
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A		3.48	2/14/2031	140,000	[b]	141,342
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	350,000	[b]	362,560
Park Place Securities, Ser. 2005-WCW3, Cl. M1, 1 Month LIBOR +.72%		0.85	8/25/2035	338,768	[c]	338,531

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Asset-Backed Certificates - 5.0% (continued)
SCF Equipment Leasing, Ser. 2018-1A, Cl. A2	3.63	10/20/2024	159,784	[b]	160,586
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	212,577	[b]	213,390
SCF Equipment Leasing , Ser. 2018-1A, Cl. B	3.97	12/20/2025	385,000	[b]	387,800
Sierra Timeshare Receivables Funding, Ser. 2020-2A, Cl. A	1.33	7/20/2037	243,059	[b]	245,952
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A	3.53	5/17/2037	669,813	[b]	719,093
Trinity Rail Leasing, Ser. 2020-2A, Cl. A1	1.83	11/19/2050	315,103	[b]	319,710
Vantage Data Centers, Ser. 2020-2A, CI. A2	1.99	9/15/2045	414,000	[b]	416,038
VB-S1 Issuer, Ser. 2020-1A, CI. C2	3.03	6/15/2050	150,000	[b]	158,370
Verizon Owner Trust, Ser. 2019-A, Cl. C	3.22	9/20/2023	800,000		831,119
Volvo Financial Equipment, Ser. 2019-1A, Cl. A4	3.13	11/15/2023	400,000	[b]	415,662
				6,596,156
Asset-Backed Ctfs./Auto Receivables - 12.6%
AmeriCredit Automobile Receivables Trust, Ser. 2019-1, Cl. C	3.36	2/18/2025	650,000		684,225
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C	1.59	10/20/2025	350,000		357,138
Bank of The West Auto Trust, Ser. 2017-1, Cl. B	2.62	11/15/2023	600,000	[b]	613,102
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C	2.60	6/16/2025	315,000		329,523
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B	2.32	7/15/2025	475,000		497,778
CarMax Auto Owner Trust, Ser. 2020-4, Cl. B	0.85	6/15/2026	500,000		503,146
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C	1.32	11/9/2026	425,000		429,494
Chesapeake Funding II, Ser. 2017-2A, Cl. A1	1.99	5/15/2029	9,131	[b]	9,137
Chesapeake Funding II, Ser. 2017-2A, Cl. A2, 1 Month LIBOR +.45%	0.58	5/15/2029	7,024	[b,c]	7,024
Chesapeake Funding II, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +.40%	0.53	4/15/2031	211,387	[b,c]	210,323
Drive Auto Receivables Trust, Ser. 2019-4, Cl. C	2.51	11/17/2025	675,000		691,173
DT Auto Owner Trust, Ser. 2019-3A, Cl. B	2.60	5/15/2023	500,000	[b]	503,240

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Asset-Backed Ctfs./Auto Receivables - 12.6% (continued)
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	475,000	[b]	481,375
DT Auto Owner Trust, Ser. 2020-2A, Cl. B		2.08	3/16/2026	350,000	[b]	357,749
Enterprise Fleet Financing, Ser. 2019-3, Cl. A3		2.19	5/20/2025	300,000	[b]	312,443
Exeter Automobile Receivables Trust, Ser. 2020-2A, Cl. B		2.08	7/15/2024	350,000	[b]	355,818
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	352,828
Ford Credit Auto Lease Trust, Ser. 2020-A, Cl. B		2.05	6/15/2023	325,000		332,116
Ford Credit Auto Owner Trust, Ser. 2017-2, Cl. A		2.36	3/15/2029	165,000	[b]	170,608
Ford Credit Auto Owner Trust, Ser. 2018-2, Cl. A		3.47	1/15/2030	129,000	[b]	138,782
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B		1.49	4/15/2033	375,000	[b]	385,860
Ford Credit Floorplan Master Owner Trust A, Ser. 2019-1, Cl. B		3.04	3/15/2024	500,000		510,727
GM Financial Automobile Leasing Trust, Ser. 2019-2, Cl. C		3.12	3/20/2023	500,000		509,997
GM Financial Automobile Leasing Trust, Ser. 2020-1, Cl. B		1.84	12/20/2023	205,000		208,846
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B		0.73	3/16/2026	300,000		302,127
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. B	CAD	1.69	11/20/2025	550,000	[b]	432,946
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	350,000	[b]	277,019
Navistar Financial Dealer Note Master Owner Trust II, Ser. 2019-1, Cl. A, 1 Month LIBOR +.64%		0.77	5/25/2024	675,000	[b,c]	676,136
Navistar Financial Dealer Note Master Trust, Ser. 2020-1, Cl. A, 1 Month LIBOR +.95%		1.08	7/25/2025	350,000	[b,c]	352,768
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	240,000	[b]	249,911
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	385,039	[b]	388,967
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	159,610	[b]	161,883
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	760,000	[b]	782,036
OSCAR US Funding XI, Ser. 2019-2A, Cl. A2		2.49	8/10/2022	192,052	[b]	192,952

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Asset-Backed Ctfs./Auto Receivables - 12.6% (continued)
Santander Consumer Auto Receivables Trust, Ser. 2021-AA, Cl. C		1.03	11/16/2026	500,000	[b]	502,707
Santander Drive Auto Receivables Trust, Ser. 2019-1, Cl. B		3.21	9/15/2023	115,378		115,621
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. C		3.30	5/22/2023	500,000	[b]	514,374
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. B		2.58	8/21/2023	550,000	[b]	565,792
Santander Retail Auto Lease Trust, Ser. 2020-A, Cl. C		2.08	3/20/2024	750,000	[b]	772,062
Silver Arrow Canada, Ser. 2019-1A, Cl. A3	CAD	2.40	8/15/2026	365,000		293,202
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	550,000	[b]	565,483
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B		1.18	1/22/2024	100,000	[b]	101,587
Westlake Automobile Receivables Trust, Ser. 2019-1A, Cl. B		3.26	10/17/2022	325,118	[b]	326,747
					16,526,772
Asset-Backed Ctfs./Student Loans - .3%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A		2.74	2/15/2029	325,440	[b]	333,103
Navient Student Loan Trust, Ser. 2019-BA, Cl. A1, 1 Month LIBOR +.40%		0.53	12/15/2059	18,092	[b,c]	18,087
SMB Private Education Loan Trust, Ser. 2019-B, Cl. A1, 1 Month LIBOR +.35%		0.48	7/15/2026	28,795	[b,c]	28,831
					380,021
Automobiles & Components - 1.8%
Daimler Finance North America, Gtd. Notes		1.75	3/10/2023	640,000	[b]	657,157
Ford Motor Credit, Sr. Unscd. Notes		3.38	11/13/2025	300,000		305,310
General Motors, Sr. Unscd. Notes		5.40	10/2/2023	350,000		391,703
General Motors Financial, Sr. Unscd. Notes		1.70	8/18/2023	300,000		307,037
Nemak, Sr. Unscd. Notes		4.75	1/23/2025	250,000		259,381
Volkswagen Group of America Finance, Gtd. Notes, 3 Month LIBOR +.86%		1.10	9/24/2021	400,000	[b,c]	402,052
					2,322,640
Banks - 8.5%
Banco Santander, Sr. Unscd. Notes		2.75	5/28/2025	400,000		428,151
Banco Santander, Sr. Unscd. Notes		3.13	2/23/2023	400,000		421,179

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Banks - 8.5% (continued)
Banco Santander Mexico, Sr. Unscd. Notes	5.38	4/17/2025	200,000	[b]	229,195
Bank of America, Sr. Unscd. Notes	0.98	9/25/2025	700,000		706,283
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	300,000		328,052
Barclays, Sr. Unscd. Notes	4.61	2/15/2023	325,000		338,521
BNP Paribas, Sr. Unscd. Notes	2.22	6/9/2026	325,000	[b]	339,990
Citigroup, Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	600,000	[d]	609,750
Citigroup, Sr. Unscd. Bonds	3.70	1/12/2026	575,000		646,335
Citizens Bank, Sr. Unscd. Notes	3.25	2/14/2022	750,000		771,053
Credit Agricole, Sub. Notes	4.38	3/17/2025	600,000	[e]	671,734
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		305,877
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	800,000		852,378
KeyBank, Sr. Unscd. Notes	1.25	3/10/2023	300,000		305,992
Morgan Stanley, Sr. Unscd. Notes, 3 Month SOFR +.70%	0.76	1/20/2023	650,000	[c]	653,104
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	325,000		351,091
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	360,000	[e]	384,882
State Street, Sr. Unscd. Notes	2.83	3/30/2023	250,000		257,295
The Goldman Sachs Group, Sr. Unscd. Notes	3.20	2/23/2023	1,375,000		1,449,440
The Korea Development Bank, Sr. Unscd. Notes	3.00	3/19/2022	200,000		205,943
Truist Financial, Sr. Unscd. Notes	3.05	6/20/2022	415,000		430,221
Wells Fargo & Co., Jr. Sub. Notes	3.90	3/15/2026	525,000	[d]	525,328
				11,211,794
Beverage Products - .3%
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	355,000		383,963
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	1.92	2/15/2023	120,000		123,462
Chemicals - .6%
Equate Petrochemical, Gtd. Notes	3.00	3/3/2022	350,000		357,084
MEGlobal Canada, Gtd. Notes	5.00	5/18/2025	300,000		335,497
Nutrien, Sr. Unscd. Notes	1.90	5/13/2023	100,000		103,232
				795,813
Collateralized Loan Obligations Debt - 3.7%
Avery Point VII CLO, Ser. 2015-7A, Cl. AR2, 3 Month LIBOR +.96%	1.20	1/15/2028	325,000	[b,c]	325,169
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A, 3 Month LIBOR +1.38%	1.64	10/23/2032	360,000	[b,c]	361,030
Ballyrock CLO, Ser. 2020-1A, Cl. A1, 3 Month LIBOR +1.70%	1.92	7/20/2030	250,000	[b,c]	250,802
Ballyrock CLO, Ser. 2020-2A, Cl. A1, 3 Month LIBOR +1.32%	1.53	10/20/2031	275,000	[b,c]	275,816

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Collateralized Loan Obligations Debt - 3.7% (continued)
Columbia Cent CLO, Ser. 2020-30A, Cl. A1, 3 Month LIBOR +1.31%	1.53	1/20/2034	330,000	[b,c]	330,602
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +.97%	1.21	4/15/2031	275,000	[b,c]	274,240
Dryden CLO, Ser. 2020-83A, Cl. B, 3 Month LIBOR +1.60%	1.84	1/18/2032	600,000	[b,c]	600,722
Madison Park Funding XXVII CLO, Ser. 2018-27A, Cl. A1A, 3 Month LIBOR +1.03%	1.25	4/20/2030	300,000	[b,c]	300,143
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%	0.99	4/15/2029	375,000	[b,c]	372,923
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%	1.32	7/20/2031	325,000	[b,c]	325,162
Magnetite XXVIII CLO, Ser. 2020-28A, Cl. A, 3 Month LIBOR +1.27%	1.49	10/25/2031	250,000	[b,c]	250,642
Neuberger Berman Loan Advisers CLO, Ser. 2021-40A, Cl. B, 3 Month LIBOR +1.40% @ Floor	1.40	4/15/2033	400,000	[b,c]	400,200
Symphony XXIV CLO, Ser. 2020-24A, Cl. A, 3 Month LIBOR +1.20%	1.42	1/23/2032	300,000	[b,c]	300,298
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%	1.22	1/20/2029	300,000	[b,c]	299,440
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%	1.30	4/15/2031	150,000	[b,c]	149,680
				4,816,869
Commercial & Professional Services - 1.0%
DP World Salaam, Jr. Sub. Notes	6.00	10/1/2025	300,000	[d]	329,632
PayPal Holdings, Sr. Unscd. Notes	2.65	10/1/2026	300,000		327,153
United Rentals North America, Gtd. Notes	5.88	9/15/2026	625,000		659,259
				1,316,044
Commercial Mortgage Pass-Through Ctfs. - 12.9%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	289,100	[b]	312,632
BAMLL Commercial Mortgage Securities Trust, Ser. 2020-JGDN, Cl. A, 1 Month LIBOR +2.75%	2.88	11/15/2030	300,000	[b,c]	301,500
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%	1.08	11/15/2034	275,000	[b,c]	274,150
BBCMS Trust, Ser. 2013-TYSX, CI. A2	3.76	9/5/2032	344,443		345,217
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. A2	2.88	2/15/2053	325,000		348,646
Benchmark Mortgage Trust, Ser. 2020-B19, Cl. A2	1.69	9/15/2053	325,000		335,154

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Commercial Mortgage Pass-Through Ctfs. - 12.9% (continued)
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	1.33	12/15/2035	610,000	[b,c]	612,496
BF Mortgage Trust, Ser. 2019-NYT, Cl. B, 1 Month LIBOR +1.40%	1.53	12/15/2035	365,000	[b,c]	366,331
BX Commercial Mortgage Trust, Ser. 2019-IMC, Cl. A, 1 Month LIBOR +1.00%	1.13	4/15/2034	500,000	[b,c]	498,928
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. B, 1 Month LIBOR +1.00%	1.13	12/15/2036	499,543	[b,c]	500,811
BX Commercial Mortgage Trust, Ser. 2020-VKNG, Cl. B, 1 Month LIBOR +1.13%	1.26	10/15/2037	375,000	[b,c]	376,273
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.20	12/15/2037	500,000	[b,c]	503,209
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	1.38	12/15/2037	100,000	[b,c]	100,513
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, 1 Month LIBOR +1.25%	1.38	11/15/2036	675,000	[b,c]	674,300
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	1.88	6/15/2034	696,992	[b,c]	670,907
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	175,000		193,292
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	320,000		339,078
Commercial Mortgage Trust, Ser. 2013-LC13, Cl. A5	4.21	8/10/2046	375,000		407,468
Commercial Mortgage Trust, Ser. 2016-COR1, Cl. A2	2.50	10/10/2049	884,229		893,679
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	480,679		508,339
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A2	2.99	6/15/2050	700,000		714,049
DBWF Mortgage Trust, Ser. 2016-85T, Cl. A	3.79	12/10/2036	350,000	[b]	399,078
GB Trust, Ser. 2020-FLIX, Cl. A, 1 Month LIBOR +1.12%	1.25	8/15/2037	425,000	[b,c]	428,829
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/10/2049	27,542		27,644
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	1.45	10/15/2036	560,000	[b,c]	556,338

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Commercial Mortgage Pass-Through Ctfs. - 12.9% (continued)
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	1.13	11/15/2036	402,700	[b,c]	403,205
Invitation Homes Trust, Ser. 2017-SFR2, Cl. B, 1 Month LIBOR +1.15%	1.28	12/17/2036	300,000	[b,c]	302,127
KKR Industrial Portfolio Trust, Ser. 2021-KDIP, Cl. C, 1 Month LIBOR +1.00%	1.15	12/15/2037	340,000	[b,c]	341,018
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A	2.28	12/22/2069	225,000	[b]	231,849
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	685,000		720,866
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	580,171	[b]	599,442
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	325,000	[b]	343,162
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	456,385		464,863
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	685,000		724,752
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	582,928		623,052
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A1	2.28	6/15/2052	268,824		275,514
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A2	2.50	6/15/2053	300,000		316,356
Wells Fargo Commercial Mortgage Trust, Ser. 21, Cl. A, 1 Month LIBOR +1.15%	1.30	2/15/2040	200,000	[c]	200,000
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	656,138		669,951
				16,905,018
Consumer Discretionary - 2.6%
Las Vegas Sands, Sr. Unscd. Notes	3.20	8/8/2024	325,000		341,750
Lennar, Gtd. Notes	4.50	4/30/2024	600,000		661,575
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	550,000		638,775
Sands China, Sr. Unscd. Notes	4.60	8/8/2023	600,000		636,948
Taylor Morrison Holdings II, Gtd. Notes	5.63	3/1/2024	600,000		652,500
Wynn Macau, Sr. Unscd. Notes	5.50	1/15/2026	525,000	[b]	542,561
				3,474,109
Diversified Financials - 4.7%
AerCap Ireland Capital, Gtd. Notes	1.75	1/30/2026	700,000		690,182
Air Lease, Sr. Unscd. Notes	3.38	7/1/2025	625,000		672,636

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Diversified Financials - 4.7% (continued)
Ally Financial, Sr. Unscd. Notes	3.05	6/5/2023	325,000		341,842
Ally Financial, Sr. Unscd. Notes	3.88	5/21/2024	325,000		354,914
Ally Financial, Sr. Unscd. Notes	5.80	5/1/2025	550,000		652,138
American Express, Sr. Unscd. Notes	2.75	5/20/2022	350,000		360,420
Capital One Financial, Sub. Notes	4.20	10/29/2025	650,000		737,678
GE Capital Funding, Gtd. Notes	3.45	5/15/2025	300,000	[b]	329,258
Icahn Enterprises, Gtd. Notes	5.25	5/15/2027	300,000		315,756
Mamoura Diversified Global Holding, Gtd. Notes	2.50	11/7/2024	320,000		338,378
Quicken Loans, Gtd. Notes	5.25	1/15/2028	625,000		668,359
SLM, Sr. Unscd. Notes	4.20	10/29/2025	635,000		674,878
				6,136,439
Energy - 4.5%
Aker BP, Sr. Unscd. Notes	3.00	1/15/2025	325,000	[b]	333,863
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	585,000		678,333
CNX Resources, Gtd. Notes	6.00	1/15/2029	45,000	[b]	46,590
ConocoPhillips, Gtd. Notes	3.35	11/15/2024	300,000		328,130
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	680,000		719,033
Enbridge, Gtd. Notes	2.50	1/15/2025	300,000	[e]	318,291
Energy Transfer Operating, Gtd. Notes	4.50	4/15/2024	475,000		522,686
EQT, Sr. Unscd. Notes	3.00	10/1/2022	325,000		330,681
Marathon Petroleum, Sr. Unscd. Notes	3.63	9/15/2024	300,000		326,994
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	155,000		162,932
Occidental Petroleum, Sr. Unscd. Notes	5.50	12/1/2025	650,000		683,475
Petroleos Mexicanos, Gtd. Notes	4.63	9/21/2023	350,000		363,781
Saudi Arabian Oil Co., Sr. Unscd. Notes	1.63	11/24/2025	200,000	[b,e]	203,902
Sinopec Group Overseas Development, Gtd. Notes	1.45	1/8/2026	300,000	[b]	302,025
Sinopec Group Overseas Development, Gtd. Notes	2.50	8/8/2024	300,000	[b]	313,639
Western Midstream Operating, Sr. Unscd. Notes	4.35	2/1/2025	325,000		337,077
				5,971,432
Food Products - .4%
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/2025	300,000		328,036
MARB BondCo, Gtd. Bonds	3.95	1/29/2031	260,000	[b]	259,285
				587,321
Foreign Governmental - 6.7%
Abu Dhabi, Sr. Unscd. Bonds	2.13	9/30/2024	650,000		682,347

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Foreign Governmental - 6.7% (continued)
Croatia, Sr. Unscd. Notes		6.00	1/26/2024	275,000		317,346
Dominican Republic, Sr. Unscd. Notes		4.88	9/23/2032	275,000	[b]	294,319
Egypt, Sr. Unscd. Notes		5.25	10/6/2025	325,000	[b]	347,331
Hellenic Republic, Sr. Unscd. Bonds	EUR	4.38	8/1/2022	250,000	[b]	323,882
Indonesia, Sr. Unscd. Notes		4.88	5/5/2021	330,000		333,628
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	300,000		342,742
Ivory Coast, Sr. Unscd. Notes		6.38	3/3/2028	300,000		337,368
Lithuania, Sr. Unscd. Notes		6.13	3/9/2021	325,000		327,294
Mexican, Bonds, Ser. M	MXN	7.75	5/29/2031	16,000,000		913,738
Oman, Sr. Unscd. Notes		4.88	2/1/2025	200,000	[b]	209,575
Philippines, Sr. Unscd. Notes	EUR	0.15	2/3/2023	525,000		637,897
Romania, Sr. Unscd. Notes		4.88	1/22/2024	300,000		335,631
Russian Federal Bond - OFZ, Bonds, Ser. 6228	RUB	7.65	4/10/2030	63,080,000		918,811
Senegal, Sr. Unscd. Bonds		6.25	7/30/2024	300,000		332,211
Serbia, Sr. Unscd. Notes	EUR	3.13	5/15/2027	300,000	[b]	407,241
Serbia, Sr. Unscd. Notes		7.25	9/28/2021	300,000	[b]	312,869
South Africa, Sr. Unscd. Bonds, Ser. 2030	ZAR	8.00	1/31/2030	17,300,000		1,093,138
Ukraine, Sr. Unscd. Notes		7.75	9/1/2023	325,000		354,349
					8,821,717
Health Care - 2.1%
Bristol-Myers Squibb, Sr. Unscd. Notes		2.60	5/16/2022	265,000		272,976
Centene, Sr. Unscd. Notes		4.75	1/15/2025	325,000		333,840
Cigna, Gtd. Notes		3.05	11/30/2022	225,000		235,436
CVS Health, Sr. Unscd. Notes		3.70	3/9/2023	146,000		155,757
DaVita, Gtd. Notes		3.75	2/15/2031	355,000	[b]	352,781
Elanco Animal Health, Sr. Unscd. Notes		5.27	8/28/2023	300,000		324,563
HCA, Gtd. Notes		5.38	2/1/2025	300,000		337,267
Molina Healthcare, Sr. Unscd. Notes		4.38	6/15/2028	100,000	[b]	104,297
Royalty Pharma, Gtd. Notes		1.20	9/2/2025	325,000	[b]	327,923
Shire Acquisitions Investments Ireland, Gtd. Notes		3.20	9/23/2026	300,000		333,470
					2,778,310
Industrial - .7%
Deere & Co., Sr. Unscd. Notes		2.75	4/15/2025	300,000		325,470
General Electric, Jr. Sub. Debs., Ser. D, 3 Month LIBOR +3.33%		3.55	3/15/2021	425,000	[c,d]	401,961
General Electric, Sr. Unscd. Bonds	EUR	0.38	5/17/2022	130,000		158,785
					886,216

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Insurance - 2.4%
Allianz, Jr. Sub. Notes		3.50	11/17/2025	400,000	[b,d]	404,752
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.16	3/12/2025	875,000		1,066,128
Metropolitan Life Global Funding I, Scd. Notes		2.65	4/8/2022	300,000	[b]	308,522
New York Life Global Funding, Scd. Notes, 3 Month SOFR +.22%		0.28	2/2/2023	650,000	[b,c]	650,568
Pricoa Global Funding I, Scd. Notes		3.45	9/1/2023	700,000	[b]	756,070
					3,186,040
Materials - 1.0%
Ball, Gtd. Notes		5.25	7/1/2025	575,000		653,936
Berry Global, Scd. Notes		5.13	7/15/2023	150,000	[e]	153,375
Berry Global, Sr. Scd. Notes		1.57	1/15/2026	175,000	[b]	176,203
Crown Americas, Gtd. Notes		4.75	2/1/2026	300,000		312,015
					1,295,529
Media - 1.3%
CCO Holdings, Sr. Unscd. Notes		4.25	2/1/2031	375,000	[b]	384,731
Charter Communications Operating, Sr. Scd. Notes		4.46	7/23/2022	380,000		399,327
Comcast, Gtd. Notes		3.10	4/1/2025	600,000		657,785
The Walt Disney Company, Gtd. Notes		3.35	3/24/2025	300,000	[e]	331,346
					1,773,189
Metals & Mining - 1.5%
Anglo American Capital, Gtd. Notes		3.63	9/11/2024	300,000	[b]	329,142
Steel Dynamics, Sr. Unscd. Notes		2.40	6/15/2025	600,000		637,553
Vale, Sr. Unscd. Notes	EUR	3.75	1/10/2023	505,000		652,616
Vale Overseas, Gtd. Notes		6.25	8/10/2026	275,000		337,906
					1,957,217
Municipal Securities - .3%
California Health Facilities Financing Authority, Revenue Bonds		0.95	6/1/2025	300,000		303,711
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C		1.33	11/1/2025	75,000		75,674
					379,385
Real Estate - 3.5%
Alexandria Real Estate Equities, Gtd. Notes		4.00	1/15/2024	320,000		352,030
American Tower, Sr. Unscd. Notes		2.40	3/15/2025	190,000		200,967
CyrusOne, Gtd. Notes		2.90	11/15/2024	600,000		640,539
Duke Realty, Sr. Unscd. Notes		3.25	6/30/2026	300,000		334,753
Equinix, Sr. Unscd. Notes		1.00	9/15/2025	430,000		430,551

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Real Estate - 3.5% (continued)
GLP Capital, Gtd. Notes		5.38	4/15/2026	275,000		315,501
MGM Growth Properties Operating Partnership, Gtd. Notes		3.88	2/15/2029	293,000	[b]	298,494
SBA Tower Trust, Notes		1.88	1/15/2026	275,000	[b]	287,078
SBA Tower Trust, Notes		2.84	1/15/2025	650,000	[b]	697,943
VEREIT Operating Partnership, Gtd. Notes		3.40	1/15/2028	325,000		357,978
VICI Properties, Gtd. Notes		3.50	2/15/2025	324,000	[b]	329,872
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	300,000		379,867
					4,625,573
Retailing - 1.1%
7-Eleven, Sr. Unscd. Notes		0.80	2/10/2024	500,000	[b]	500,785
Autozone, Sr. Unscd. Notes		3.63	4/15/2025	300,000	[e]	334,241
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000		382,358
Starbucks, Sr. Unscd. Notes		1.30	5/7/2022	140,000		141,790
The Home Depot, Sr. Unscd. Notes		2.50	4/15/2027	25,000		27,197
					1,386,371
Semiconductors & Semiconductor Equipment - .2%
Intel, Sr. Unscd. Notes		3.40	3/25/2025	300,000		332,141
Supranational Bank - 1.6%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	300,000		339,681
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.50	5/6/2021	725,000		733,573
The African Export-Import Bank, Sr. Unscd. Notes		4.00	5/24/2021	325,000		328,624
The African Export-Import Bank, Sr. Unscd. Notes		4.13	6/20/2024	300,000		323,778
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	350,000		385,430
					2,111,086
Technology Hardware & Equipment - .9%
Apple, Sr. Unscd. Notes		1.13	5/11/2025	380,000		389,058
Dell International, Sr. Scd. Notes		5.45	6/15/2023	400,000	[b]	439,545
Hewlett Packard Enterprise, Sr. Unscd. Notes		1.45	4/1/2024	300,000		307,332
Hewlett Packard Enterprise, Sr. Unscd. Notes		3.50	10/5/2021	25,000		25,476
					1,161,411
Telecommunication Services - 3.1%
AT&T, Sr. Unscd. Notes		4.05	12/15/2023	880,000		971,230
Level 3 Financing, Gtd. Notes		3.75	7/15/2029	50,000	[b]	50,369
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	150,000	[b]	153,857

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Telecommunication Services - 3.1% (continued)
Millicom International Cellular, Sr. Unscd. Notes	4.50	4/27/2031	200,000	[b]	212,287
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	325,000	[b]	353,771
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	300,000		346,884
T-Mobile USA, Gtd. Notes	2.25	2/15/2026	300,000		303,537
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	625,000	[b]	685,747
VEON Holdings, Sr. Unscd. Notes	3.38	11/25/2027	325,000	[b]	333,612
Verizon Communications, Sr. Unscd. Notes	0.85	11/20/2025	600,000		600,273
				4,011,567
Transportation - .3%
FedEx, Gtd. Notes	3.80	5/15/2025	300,000		336,974
U.S. Government Agencies Mortgage-Backed - 3.4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB	4.00	6/15/2024	192,568	[f]	199,713
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC	3.00	8/15/2040	150,269	[f]	156,646
Federal Home Loan Mortgage Corp., REMIC, Ser. 4262, Cl. AB	2.50	1/15/2031	261,845	[f]	261,636
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%	2.09	1/25/2051	100,000	[b,c,f]	101,531
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU	2.50	5/25/2060	181,386	[f]	189,894
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	93,269	[f]	98,587
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	140,198	[f]	146,647
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	5,990		6,308
Government National Mortgage Association, Ser. 2014-H12, Cl. GA	2.50	6/20/2064	186,309		186,785
Government National Mortgage Association, Ser. 2016-H23, Cl. FD, 1 Month LIBOR +.37%	0.52	10/20/2066	850	[c]	850
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			189,559	[f]	199,524
Federal National Mortgage Association:
2.00%, 3/1/2023			231,136	[f]	241,723
2.50%			2,500,000	[f,g]	2,634,473

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Government Agencies Mortgage-Backed - 3.4% (continued)
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031				2,926		3,489
7.50%, 11/20/2029-12/20/2030				2,991		3,562
					4,431,368
U.S. Treasury Securities - 2.5%
U.S. Treasury Notes		2.88	11/30/2023	3,025,000		3,256,483
Utilities - 4.9%
American Electric Power, Sr. Unscd. Notes, Ser. N		1.00	11/1/2025	600,000		604,480
Berkshire Hathaway Energy, Sr. Unscd. Notes		2.80	1/15/2023	289,000		302,644
Dominion Energy, Sr. Unscd. Notes, Ser. C		2.00	8/15/2021	1,280,000		1,289,880
Duke Energy, Sr. Unscd. Notes		2.65	9/1/2026	300,000		324,484
Edison International, Sr. Unscd. Notes		2.40	9/15/2022	350,000		358,669
Edison International, Sr. Unscd. Notes		3.13	11/15/2022	350,000		363,779
Eversource Energy, Sr. Unscd. Notes, Ser. K		2.75	3/15/2022	465,000		476,895
Exelon Generation, Sr. Unscd. Notes		3.25	6/1/2025	300,000		326,277
Florida Power & Light, First Mortgage Bonds		2.85	4/1/2025	350,000		380,606
NRG Energy, Sr. Scd. Notes		2.00	12/2/2025	600,000	[b]	622,960
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Bonds	EUR	2.88	10/25/2025	525,000		696,551
The AES, Sr. Unscd. Notes		1.38	1/15/2026	300,000	[b]	301,422
The AES, Sr. Unscd. Notes		3.30	7/15/2025	300,000	[b]	326,541
					6,375,188
Total Bonds and Notes (cost $126,326,233)				129,865,832
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)
Options Purchased - .0%
Call Options - .0%
Swaption 3 Month, USD 10 Year Fixed Rate, Receiver Option, Contracts 3,900,000 Citigroup (cost $20,280)		0.90	4/6/2021	3,900,000		8,580

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.9%
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,800,052)	0.08	3,800,052	[h] 3,800,052

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,659,050)	0.04	1,659,050	[h] 1,659,050
Total Investments (cost $131,805,615)		103.2%	135,333,514
Liabilities, Less Cash and Receivables		(3.2%)	(4,143,914)
Net Assets		100.0%	131,189,600

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

CAD—Canadian Dollar

EUR—Euro

MXN—Mexican Peso

RUB—Russian Ruble

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $46,184,190 or 35.2% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $1,955,807 and the value of the collateral was $2,019,102, consisting of cash collateral of $1,659,050 and U.S. Government & Agency securities valued at $360,052.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Purchased on a forward commitment basis.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.2
Asset Backed Securities	17.9
Mortgage Securities	16.3
Government	11.1
Consumer, Cyclical	5.5
Communications	4.9
Utilities	4.9
Energy	4.5
Consumer, Non-cyclical	4.3
Investment Companies	4.2
Collateralized Loan Obligations	3.7
Industrial	3.5
Basic Materials	2.1
Technology	1.1
Options Purchased	.0
103.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 7/31/20($)	Purchases($)†	Sales ($)	Value 1/31/21($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	4,889,673	48,120,598	(49,210,219)	3,800,052	2.9	3,558
Investment of Cash Collateral for Securities Loaned:††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	1,253,955	806,220	(2,060,175)	-	-	1,217†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	5,843,979	(4,175,929)	1,659,050	1.3	1,146†††
Total	6,143,628	54,761,797	(55,446,323)	5,459,102	4.2	5,921

†  Includes reinvested dividends/distributions.

†† Effective November 9, 2020, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares.

††† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF FUTURES
January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	7	3/15/2021	788,293[a]	780,357	(7,936)
U.S. Treasury 2 Year Notes	67	3/31/2021	14,791,992	14,805,430	13,438
U.S. Treasury 5 Year Notes	2	3/31/2021	251,972	251,750	(222)
Futures Short
Euro-Bobl	19	3/8/2021	3,118,329[a]	3,118,520	(191)
Euro-Schatz	5	3/8/2021	681,676[a]	681,530	146
U.S. Treasury 10 Year Notes	49	3/22/2021	6,755,013	6,714,531	40,482
Ultra 10 Year U.S. Treasury Notes	15	3/22/2021	2,304,604	2,307,422	(2,818)
Gross Unrealized Appreciation				54,066
Gross Unrealized Depreciation				(11,167)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS January 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
Japanese Yen	67,250,000	United States Dollar	647,249	2/26/2021	(5,065)
Mexican Peso	6,475,000	United States Dollar	325,187	3/17/2021	(10,942)
Brazilian Real	1,725,000	United States Dollar	325,871	3/2/2021	(10,865)
Singapore Dollar	900,000	United States Dollar	672,375	3/17/2021	5,114
Citigroup
United States Dollar	569,892	Russian Ruble	43,175,000	3/17/2021	2,362
United States Dollar	319,267	Brazilian Real	1,725,000	3/2/2021	4,261
Mexican Peso	626,889	United States Dollar	31,026	3/17/2021	(602)
United States Dollar	31,169	Mexican Peso	626,889	2/3/2021	604
United States Dollar	1,098,686	South African Rand	16,812,731	3/17/2021	(5,267)
South Korean Won	735,000,000	United States Dollar	676,279	3/17/2021	(19,139)
United States Dollar	4,709,153	Euro	3,887,185	2/26/2021	(10,827)
United States Dollar	331,271	Singapore Dollar	440,000	3/17/2021	55
Colombian Peso	1,170,000,000	United States Dollar	323,337	3/17/2021	3,924
Goldman Sachs
United States Dollar	1,038,812	Canadian Dollar	1,313,650	2/26/2021	11,445
United States Dollar	333,375	Malaysian Ringgit	1,355,000	3/17/2021	(1,266)
HSBC
Russian Ruble	68,200,000	United States Dollar	922,532	3/17/2021	(26,052)
United States Dollar	998,915	Russian Ruble	73,650,000	3/17/2021	30,796
United States Dollar	420,377	Euro	345,000	2/26/2021	1,464
J.P. Morgan Securities
United States Dollar	328,013	South Korean Won	360,000,000	3/17/2021	6,148
United States Dollar	346,638	Canadian Dollar	440,000	2/26/2021	2,527

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley
Chilean Peso	250,000,000	United States Dollar	337,560	3/17/2021	2,856
Polish Zloty	2,450,000	United States Dollar	668,567	3/17/2021	(10,474)
United States Dollar	329,068	Polish Zloty	1,230,000	3/17/2021	(1,322)
Malaysian Ringgit	2,730,000	United States Dollar	669,692	3/17/2021	4,529
United States Dollar	337,630	Malaysian Ringgit	1,375,000	3/17/2021	(1,950)
United States Dollar	961,235	Mexican Peso	19,218,933	3/17/2021	28,500
Gross Unrealized Appreciation					104,585
Gross Unrealized Depreciation					(103,771)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,955,807)—Note 1(c):
Unaffiliated issuers	126,346,513	129,874,412
Affiliated issuers	5,459,102	5,459,102
Cash		52,362
Cash denominated in foreign currency	158,384	157,743
Dividends, interest and securities lending income receivable		743,902
Receivable for investment securities sold		620,841
Receivable for shares of Common Stock subscribed		264,613
Cash collateral held by broker—Note 4		179,233
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		104,585
Receivable for futures variation margin—Note 4		20,255
Prepaid expenses		20,689
		137,497,737
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		34,272
Payable for investment securities purchased		4,376,028
Liability for securities on loan—Note 1(c)		1,659,050
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		103,771
Payable for shares of Common Stock redeemed		33,830
Directors’ fees and expenses payable		9,080
Other accrued expenses		92,106
		6,308,137
Net Assets ($)		131,189,600
Composition of Net Assets ($):
Paid-in capital		138,583,617
Total distributable earnings (loss)		(7,394,017)
Net Assets ($)		131,189,600

Net Asset Value Per Share	Class D	Class P
Net Assets ($)	130,664,633	524,967
Shares Outstanding	12,551,770	50,331
Net Asset Value Per Share ($)	10.41	10.43

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2021 (Unaudited)

Investment Income ($):
Income:
Interest	1,481,953
Dividends from affiliated issuers	3,558
Income from securities lending—Note 1(c)	2,363
Total Income	1,487,874
Expenses:
Management fee—Note 3(a)	330,430
Shareholder servicing costs—Note 3(b)	310,035
Professional fees	55,148
Registration fees	21,552
Prospectus and shareholders’ reports	9,385
Chief Compliance Officer fees—Note 3(b)	7,565
Custodian fees—Note 3(b)	5,790
Directors’ fees and expenses—Note 3(c)	3,248
Loan commitment fees—Note 2	3,168
Miscellaneous	23,317
Total Expenses	769,638
Less—reduction in expenses due to undertaking—Note 3(a)	(338,025)
Net Expenses	431,613
Investment Income—Net	1,056,261
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,207,214
Net realized gain (loss) on options transactions	4,427
Net realized gain (loss) on futures	73,098
Net realized gain (loss) on swap agreements	(35,871)
Net realized gain (loss) on forward foreign currency exchange contracts	(40,199)
Net Realized Gain (Loss)	1,208,669
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(332,628)
Net change in unrealized appreciation (depreciation) on options transactions	(11,576)
Net change in unrealized appreciation (depreciation) on futures	(18,243)
Net change in unrealized appreciation (depreciation) on swap agreements	(3,411)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	21,022
Net Change in Unrealized Appreciation (Depreciation)	(344,836)
Net Realized and Unrealized Gain (Loss) on Investments	863,833
Net Increase in Net Assets Resulting from Operations	1,920,094

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Operations ($):
Investment income—net	1,056,261	2,820,517
Net realized gain (loss) on investments	1,208,669	594,895
Net change in unrealized appreciation (depreciation) on investments	(344,836)	2,269,800
Net Increase (Decrease) in Net Assets Resulting from Operations	1,920,094	5,685,212
Distributions ($):
Distributions to shareholders:
Class D	(1,540,540)	(3,120,687)
Class P	(4,937)	(2,381)
Total Distributions	(1,545,477)	(3,123,068)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class D	9,263,129	20,476,279
Class P	499,998	15
Distributions reinvested:
Class D	1,423,522	2,866,796
Class P	4,937	2,231
Cost of shares redeemed:
Class D	(10,271,391)	(33,092,508)
Class P	(223)	(132,372)
Increase (Decrease) in Net Assets from Capital Stock Transactions	919,972	(9,879,559)
Total Increase (Decrease) in Net Assets	1,294,589	(7,317,415)
Net Assets ($):
Beginning of Period	129,895,011	137,212,426
End of Period	131,189,600	129,895,011
Capital Share Transactions (Shares):
Class D
Shares sold	891,542	2,004,767
Shares issued for distributions reinvested	137,004	281,645
Shares redeemed	(988,070)	(3,270,334)
Net Increase (Decrease) in Shares Outstanding	40,476	(983,922)
Class P
Shares sold	48,077	1
Shares issued for distributions reinvested	474	219
Shares redeemed	(21)	(12,884)
Net Increase (Decrease) in Shares Outstanding	48,530	(12,664)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class D Shares	January 31, 2021	Year Ended July 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	10.38	10.16	10.10	10.39	10.45	10.48
Investment Operations:
Investment income—net[a]	.08	.22	.25	.17	.09	.12
Net realized and unrealized gain (loss) on investments	.07	.25	.10	(.23)	(.02)	(.00)[b]
Total from Investment Operations	.15	.47	.35	(.06)	.07	.12
Distributions:
Dividends from investment income—net	(.10)	(.25)	(.21)	(.19)	(.13)	(.15)
Dividends from net realized gain on investments	(.02)	-	(.08)	(.04)	-	-
Total Distributions	(.12)	(.25)	(.29)	(.23)	(.13)	(.15)
Net asset value, end of period	10.41	10.38	10.16	10.10	10.39	10.45
Total Return (%)	1.48[c]	4.66	3.53	(.56)	.64	1.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16[d]	1.16	1.07	1.05	1.00	.95
Ratio of net expenses to average net assets	.65[d]	.65	.65	.65	.65	.65
Ratio of net investment income to average net assets	1.60[d]	2.18	2.48	1.70	.89	1.14
Portfolio Turnover Rate	76.11[c,e]	98.18[e]	143.61	134.82	41.03	199.63
Net Assets, end of period ($ x 1,000)	130,665	129,876	137,065	141,674	169,057	192,229

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended January 31, 2021 and July 31, 2020 were 62.24% and 84.31%, respectively.

See notes to financial statements.

Six Months Ended
Class P Shares	January 31, 2021	Year Ended July 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	10.40	10.17	10.12	10.40	10.47	10.49
Investment Operations:
Investment income—net[a]	.08	.25	.25	.17	.09	.12
Net realized and unrealized gain (loss) on investments	.07	.22	.08	(.22)	(.04)	(.00)[b]
Total from Investment Operations	.15	.47	.33	(.05)	.05	.12
Distributions:
Dividends from investment income—net	(.10)	(.24)	(.20)	(.19)	(.12)	(.14)
Dividends from net realized gain on investments	(.02)	-	(.08)	(.04)	-	-
Total Distributions	(.12)	(.24)	(.28)	(.23)	(.12)	(.14)
Net asset value, end of period	10.43	10.40	10.17	10.12	10.40	10.47
Total Return (%)	1.46[c]	4.71	3.46	(.62)	.47	1.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[d]	1.60	1.23	1.19	1.12	1.06
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	1.42[d]	2.37	2.47	1.67	.83	1.12
Portfolio Turnover Rate	76.11[c,e]	98.18[e]	143.61	134.82	41.03	199.63
Net Assets, end of period ($ x 1,000)	525	19	147	244	249	315

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended January 31, 2021 and July 31, 2020 were 62.24% and 84.31%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Short Term Income Fund (the “fund”) is the sole series of BNY Mellon Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Class D (500 million shares authorized) and Class P (300 million shares authorized). Class D and Class P shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

one or more independent pricing services (each, a “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Asset-Backed	-	23,502,949	-	23,502,949
Collateralized Loan Obligations	-	4,816,869	-	4,816,869
Commercial Mortgage-Backed	-	16,905,018	-	16,905,018
Corporate Bonds	-	67,752,043	-	67,752,043
Foreign Governmental	-	8,821,717	-	8,821,717
Investment Companies	5,459,102	-	-	5,459,102
Municipal Securities	-	379,385	-	379,385
U.S. Government Agencies Mortgage-Backed	-	4,431,368	-	4,431,368
U.S. Treasury Securities	-	3,256,483	-	3,256,483
Other Financial Instruments:
Forward Foreign Currency Exchange contracts††	-	104,585	-	104,585
Futures††	54,066	-	-	54,066

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Other Financial Instruments:(continued)
Options Purchased	-	8,580	-	8,580
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange contracts††	-	(103,771)	-	(103,771)
Futures††	(11,167)	-	-	(11,167)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2021, The Bank of New York Mellon earned $357 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests in collateralized loan obligations (“CLOs”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The fund may invest in any tranche, including the equity tranche. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $11,713,653 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2020. The fund has $4,573,268 of short-term capital losses and $7,140,385 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2020 was as follows: ordinary income $3,123,068. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2020 through December 1, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45%

of the value of the fund’s average daily net assets. On or after December 1, 2021, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $338,025 during the period ended January 31, 2021.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .20% of the value of the average daily net assets of Class D shares and .25% of the value of the average daily net assets of Class P shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2021, Class D and Class P shares were charged $131,751 and $526, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2021, the fund was charged $29,030 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended January 31, 2021, the fund was charged $5,790 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2021, the fund was charged $1,522 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2021, the fund was charged $7,565 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $55,390, Shareholder Services Plan fees of $22,178, custodian fees of $2,700, Chief Compliance Officer fees of $1,310 and transfer agency fees of $10,338, which are offset against an expense reimbursement currently in effect in the amount of $57,644.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended January 31, 2021, amounted to $100,540,768 and $96,305,886, respectively, of which $17,523,070 in purchases and $17,558,854 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into

International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2021 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Swaptions purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the fund holdings. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. At January 31, 2021, there were no options written outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2021 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At January 31, 2021, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2021 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	62,646	[1,2]	Interest rate risk	(11,167)	[1]
Foreign exchange risk	104,585	[3]	Foreign exchange risk	(103,771)	[3]
Gross fair value of derivative contracts	167,231			(114,938)

Statement of Assets and Liabilities location:

[1]	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2021 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	73,098		(6,686)		-		-		66,412
Foreign exchange	-		(5,187)		(40,199)		-		(45,386)
Credit	-		16,300		-		(35,871)		(19,571)
Total	73,098		4,427		(40,199)		(35,871)		1,455

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(18,243)		(11,576)		-		-		(29,819)
Foreign exchange	-		-		21,022		-		21,022
Credit	-		-		-		(3,411)		(3,411)
Total	(18,243)		(11,576)		21,022		(3,411)		(12,208)

Statement of Operations location:
[1] Net realized gain (loss) on futures.
[2] Net realized gain (loss) on options transactions.
[3] Net realized gain (loss) on forward foreign currency exchange contracts.
[4] Net realized gain (loss) on swap agreements.
[5] Net change in unrealized appreciation (depreciation) on futures.
[6] Net change in unrealized appreciation (depreciation) on options transactions.
[7] Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8] Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At January 31, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	54,066	(11,167)
Options	8,580	-
Forward contracts	104,585	(103,771)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	167,231	(114,938)
Derivatives not subject to
Master Agreements	(54,066)	11,167
Total gross amount of assets
and liabilities subject to
Master Agreements	113,165	(103,771)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2021:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Capital	5,114		(5,114)	-	-
Citigroup	19,786		(19,786)	-	-
Goldman Sachs	11,445		(1,266)	-	10,179
HSBC	32,260		(26,052)	-	6,208
J.P. Morgan Securities	8,675		-	-	8,675
Morgan Stanley	35,885		(13,746)	-	22,139
Total	113,165		(65,964)	-	47,201

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Capital	(26,872)		5,114	-	(21,758)
Citigroup	(35,835)		19,786	-	(16,049)
Goldman Sachs	(1,266)		1,266	-	-
HSBC	(26,052)		26,052	-	-
Morgan Stanley	(13,746)		13,746	-	-
Total	(103,771)		65,964	-	(37,807)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2021:

Average Market Value ($)
Interest rate futures	28,908,672
Interest rate options contracts	31,645
Foreign currency options contracts	7,871
Forward contracts	9,819,343

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2021:

Average Notional Value ($)
Credit default swap agreements	2,300,050

At January 31, 2021, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $3,571,612, consisting of $3,920,556 gross unrealized appreciation and $348,944 gross unrealized depreciation.

At January 31, 2021, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments who are employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, will become employees of Insight North America LLC (“INA”), which, like Mellon , is an affiliate of the Adviser, and will no longer be employees of Mellon. Consequently, effective as of the Effective Date and subject to the approval of the fund’s board, the Adviser will engage INA to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA. As the fund’s sub-adviser, INA will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of INA as the fund’s sub-adviser. The Adviser (and not the fund) will pay INA for its sub-advisory services.

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For More Information

BNY Mellon Short Term Income Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class D:DSTIX Class P:DSHPX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0083SA0121

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Grade Funds, Inc.

By:         /s/ David DiPetrillo

              David DiPetrillo

              President (Principal Executive Officer)

Date:      March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ David DiPetrillo

              David DiPetrillo

              President (Principal Executive Officer)

Date:      March 26, 2021

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      March 29, 2021

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)